Income Taxes - Components of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 85,450	$ 11,706	¥ 81,055	¥ 53,944
Deferred income tax expense/(benefit)	(24,360)	(3,337)	(1,008)	30,056
Income tax expense	¥ 61,090	$ 8,369	¥ 80,047	¥ 84,000